Operations (Details) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Apr. 30, 2014 USD ($)	Dec. 31, 2023 Vote
Operations
Net proceeds from Offering | $	$ 178.4
Class A Ordinary shares
Operations
Number of votes each share is entitled to | Vote			1
Number of Class A shares converted from Class B shares			1
Class B ordinary shares
Operations
Number of votes each share is entitled to | Vote			3
IPO | Class A Ordinary shares
Operations
Proceeds from IPO | $		$ 306.5
Weimeng
Operations
Percentage of Direct/Indirect Economic Interest in VIEs			99.00%
Weimeng Chuangke
Operations
Percentage of Direct/Indirect Economic Interest in VIEs			100.00%
Weibo HK
Operations
Percentage of Direct/Indirect Economic Interest			100.00%
Weibo Technology
Operations
Percentage of Direct/Indirect Economic Interest			100.00%
Wb Online
Operations
Percentage of Direct/Indirect Economic Interest			100.00%
Weishichangmeng
Operations
Percentage of Direct/Indirect Economic Interest			100.00%